Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Transfers and Servicing [Abstract]
Beginning balance	¥ 29,829	¥ 17,736	¥ 28,756	¥ 17,303
Increase mainly from loans sold with servicing retained	1,550	12,132	2,658	13,470
Decrease mainly from amortization	(1,136)	(835)	(2,333)	(1,712)
Increase from the effects of changes in foreign exchange rates	825	253	1,987	225
Ending balance	¥ 31,068	¥ 29,286	¥ 31,068	¥ 29,286